Note 1 - Basis of Presentation and General Information (Details Textual)				6 Months Ended
	Aug. 07, 2020	May 28, 2020 USD ($)	May 06, 2020 USD ($)	Jun. 30, 2020 USD ($)
Excess of Consideration Over Acquired Assets				$ (62,000,000)
Reverse Stock Split [Member] | Forecast [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio	25
Three Marshall Islands Companies [Member]
Business Combination, Consideration Transferred, Total			$ 18,000,000
Business Acquisition, Percentage of Voting Interests Acquired			100.00%
Charter Term (Year)			5 years
Charter Option To Extend Term (Year)			2 years
Payments to Acquire Businesses, Gross				16,850,000
Three Marshall Islands Companies [Member] | Due to Related Parties [Member]
Business Combination, Contingent Consideration, Liability, Total				$ 1,150,000
Two Marshall Islands Companies [Member]
Business Combination, Consideration Transferred, Total		$ 22,000,000
Business Acquisition, Percentage of Voting Interests Acquired		50.00%
Charter Term (Year)		3 years
Charter Option To Extend Term (Year)		2 years
Number of Vessels		2
Excess of Consideration Over Acquired Assets		$ 62,000,000